Summary of Impact on Consolidated Statement of Income (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Premiums	$ 1,261							$ 1,106						$ 5,041		$ 5,688		$ 5,833
Total revenues	2,303	2,467		2,456		2,402		2,315		2,510	2,426	2,532	2,455	9,640		9,923		9,716
Income from continuing operations before income taxes	237							82						606		130		(143)
Income from continuing operations	161	260	[1]	59	[1]	82	[1]	67	[1]	211	(11)	(138)	79	468		141		136
Net income	141	266	[1]	71	[1]	109	[1]	79	[1]	188	8	(111)	92	525		177		181
Net income available to Genworth's common stockholders	103	168	[1]	35	[1]	76	[1]	46	[1]	155	(28)	(147)	58	325		38		38
Net income available to Genworth's common stockholders per common share:
Basic	$ 0.21	$ 0.34		$ 0.07		$ 0.16		$ 0.09		$ 0.32	$ (0.06)	$ (0.30)	$ 0.12	$ 0.66	[2]	$ 0.08	[2]	$ 0.08	[2]
Diluted	$ 0.21	$ 0.34		$ 0.07		$ 0.16		$ 0.09		$ 0.31	$ (0.06)	$ (0.30)	$ 0.12	$ 0.66	[2]	$ 0.08	[2]	$ 0.08	[2]
As originally reported
Revenues:
Premiums								1,107	[3]
Total revenues								2,316	[3]
Income from continuing operations before income taxes								83	[3]
Income from continuing operations								68	[3]
Net income								80	[3]
Net income available to Genworth's common stockholders								47	[3]
Net income available to Genworth's common stockholders per common share:
Basic								$ 0.09	[3]
Diluted								$ 0.09	[3]
Effect Of Change
Revenues:
Premiums								(1)
Total revenues								(1)
Income from continuing operations before income taxes								(1)
Income from continuing operations								(1)
Net income								(1)
Net income available to Genworth's common stockholders								$ (1)
Net income available to Genworth's common stockholders per common share:
Basic								$ 0.00
Diluted								$ 0.00

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[2]	May not total due to whole number calculation.
[3]	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.